Basis of preparation (Tables)	12 Months Ended
Mar. 31, 2019
Basis of preparation
Schedule of financial assets and liabilities and classification of financial instruments in accordance with IFRS 9

		31 March 2018	1 April 2018	31 March 2018	Impact of	1 April 2018
		measurement category	measurement category	Carrying value	adoption of	Carrying value
		(IAS 39)¹	(IFRS 9)	(IAS 39)	IFRS 9	(IFRS 9)
	Notes			€m	€m	€m
Financial assets
Other investments	13
Equity securities[2]		Available for sale	FVOCI	47	—	47
Long term debt securities		Loans and receivables	Amortised cost	3,157	(12)	3,145
Short term bond and debt securities		Loans and receivables	Amortised cost	830	—	830
Short term bond and debt securities		FVTPL	FVTPL	1,974	—	1,974
Short term bond and debt securities[3]		Loans and receivables	FVTPL	175	—	175
Managed investments funds		FVTPL	FVTPL	3,087	—	3,087
Managed investments funds[3]		Loans and receivables	FVTPL	804	—	804
Other investments - restricted deposits[3]		Loans and receivables	FVTPL	817	—	817
Other investments - restricted deposits		Loans and receivables	Amortised cost	565	—	565
Other investments - public debt and bonds		FVTPL	FVTPL	543	—	543
Trade and other receivables	14
Trade receivables[4]		Loans and receivables	Amortised cost	5,402	(1,047)	4,355
Trade receivables[4]		Loans and receivables	FVOCI	—	877	877
Other receivables[4,5]		Loans and receivables	Amortised cost	5,970	(71)	5,899
Derivative financial instruments		FVTPL	FVTPL	2,629	—	2,629
Cash and cash equivalents	19
Cash at bank and in hand		Loans and receivables	Amortised cost	2,924	—	2,924
Money Market funds[6]		Loans and receivables	FVTPL	2,477	—	2,477
Financial liabilities
Trade and other payables	15
Trade and other payables		Loans and receivables	Amortised cost	16,702	—	16,702
Derivative financial instruments		FVTPL	FVTPL	2,383	—	2,383
Borrowings	20	Loans and receivables	Amortised cost	43,259	—	43,259
					(253)

Notes

1Under IAS 39, assets classified as held for trading and available-for-sale were stated at fair value. Where securities were held for trading purposes, gains and losses arising from changes in fair value were included in net profit or loss for the period. For available-for-sale investments, gains and losses arising from changes in fair value were recognised directly in other comprehensive income, until the security was disposed of or determined to be impaired, at which time the cumulative gain or loss previously recognised in other comprehensive income, determined using the weighted average cost method, would be included in the net profit or loss for the period. Other assets classified as loans and receivables were stated at amortised cost using the effective interest method, less any impairment.

2These are investments in other companies.

3Investments reclassified from loans and receivables to fair value through profit and loss as the returns do not represent solely payment of principal and interest. Fair value approximates carrying value and there is no impact on transition.

4Trade and other receivables classified as loans and receivables under IAS 39 were measured at amortised cost. The €241 million reduction in carrying value on adoption of IFRS 9 relates to €220 million in current assets and €21 million in non-current assets, See page 123.

5The impact of adoption of IFRS 9 relates to contract asset balances.

6Money market funds reclassified from loans and receivables to fair value throuh profit and loss as the returns on the funds do not represent solely payment of principal and interest. Fair value approximates carrying value and there is no impact on transition.

Schedule of application of IFRS 9 resulted in additional impairment allowances

€m
Loss allowance at 31 March 2018 under IAS 39	1,249
Recognition of additional allowance on trade and other receivables at 1 April 2018	264
Loss allowance on contract assets recognised on adoption of IFRS 15[1]	78
Release of allowance for trade receivables reclassified to fair value through OCI	(23)
Loss allowance at 1 April 2018 under IFRS 9[1]	1,568

Note:

1

The loss allowance on contract assets recognised on adoption of IFRS 15 has increased to €78 million from €34 million disclosed in the condensed consolidated financial statements for the period ended 30 September 2018, published on 13 November 2018. As a result, the total loss allowance at 1 April 2018 has increased from €1,524 million previously reported to €1,568 million.

Schedule of impact of the adoption of IRFS 9 and IFRS 15 on the opening balance sheet at 1 April 2018

Consolidated statement of financial position	31 March 2018	Impact of adoption of IFRS 9	Impact of adoption of IFRS 15	1 April 2018
	€m	€m	€m	€m
Non-current assets
Goodwill	26,734	—	—	26,734
Other intangible assets	16,523	—	—	16,523
Property, plant and equipment	28,325	—	—	28,325
Investments in associates and joint ventures	2,538	—	227	2,765
Other investments	3,204	(12)	—	3,192
Deferred tax assets	26,200	50	(699)	25,551
Post employment benefits	110	—	—	110
Trade and other receivables	4,026	(21)	851	4,856
Of which: Contract assets	350	(7)	500	843
Trade receivables	435	(14)	—	421
Deferred acquisition costs	—	—	340	340
Fulfilment costs	—	—	11	11
	107,660	17	379	108,056
Current assets
Inventory	581	—	39	620
Taxation recoverable	106	—	—	106
Trade and other receivables	9,975	(220)	2,349	12,104
Of which: Contract assets	2,257	(64)	1,209	3,402
Trade receivables	4,967	(156)	—	4,811
Deferred acquisition costs	—	—	1,097	1,097
Fulfilment costs	—	—	43	43
Other investments	8,795	—	—	8,795
Cash and cash equivalents	4,674	—	—	4,674
	24,131	(220)	2,388	26,299
Assets held for sale	13,820	—	—	13,820
Total assets	145,611	(203)	2,767	148,175
Equity
Called up share capital	4,796	—	—	4,796
Additional paid-in capital	150,197	—	—	150,197
Treasury shares	(8,463)	—	—	(8,463)
Accumulated losses	(106,695)	(224)	2,457	(104,462)
Accumulated other comprehensive income	27,805	27	—	27,832
Total attributable to owners of the parent	67,640	(197)	2,457	69,900
Non-controlling interests	967	(5)	81	1,043
Total non-controlling interests	967	(5)	81	1,043
Total equity	68,607	(202)	2,538	70,943
Non-current liabilities
Long-term borrowings	32,908	—	—	32,908
Deferred tax liabilities	644	(1)	142	785
Post employment benefits	520	—	—	520
Provisions	1,065	—	—	1,065
Trade and other payables	2,843	—	10	2,853
Of which: Contract liabilities	237	—	10	247
	37,980	(1)	152	38,131
Current liabilities
Short-term borrowings	8,513	—	—	8,513
Financial liabilities under put option arrangements	1,838	—	—	1,838
Taxation liabilities	541	—	—	541
Provisions	891	—	—	891
Trade and other payables	16,242	—	77	16,319
Of which: Contract liabilities	1,678	—	38	1,716
Other payables	1,346	—	39	1,385
	28,025	–	77	28,102
Liabilities held for sale	10,999	—	—	10,999
Total equity and liabilities	145,611	(203)	2,767	148,175